Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total debt	$ 5,644	$ 5,529	$ 6,228	$ 6,971
Long term borrowings	4,457	5,340
Borrowing arising from company strategy	$ 2,483	$ 2,285
Finance subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	98.00%	95.00%
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 3,048	$ 3,550